Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Bansal & Co LLP
Auditor Firm ID	2807
Auditor Location	New Delhi, India
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of Brooge Energy Limited (the “Company”) and its subsidiaries (the “Group”) as of December 31, 2024, the related consolidated statement of comprehensive income and, changes in equity and cash flows for the year ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Group as of December 31, 2024, and the results of its operations and its cash flows for the years ended, in conformity with International Financial Reporting Standards.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Group’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated April 29, 2025, expressed an adverse opinion.